Short-Term Bond Fund of America®
Investment portfolio
May 31, 2024
unaudited

Bonds, notes & other debt instruments 92.98% U.S. Treasury bonds & notes 36.03% U.S. Treasury 33.81%	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 7/31/2024	USD500,000	$498,096
U.S. Treasury 4.25% 9/30/2024	21,071	20,993
U.S. Treasury 2.875% 6/15/2025	276,400	270,046
U.S. Treasury 4.625% 6/30/2025[1]	593,903	590,643
U.S. Treasury 0.25% 8/31/2025	130,885	123,329
U.S. Treasury 5.00% 8/31/2025	213,000	212,714
U.S. Treasury 3.50% 9/15/2025	9,155	8,976
U.S. Treasury 3.00% 9/30/2025	670	653
U.S. Treasury 5.00% 9/30/2025	7,537	7,530
U.S. Treasury 4.25% 10/15/2025	12,420	12,288
U.S. Treasury 3.00% 10/31/2025	45,870	44,603
U.S. Treasury 5.00% 10/31/2025	43,183	43,154
U.S. Treasury 2.25% 11/15/2025	3,000	2,884
U.S. Treasury 4.50% 11/15/2025	32,861	32,617
U.S. Treasury 4.875% 11/30/2025	9,000	8,981
U.S. Treasury 4.25% 12/31/2025	60,320	59,635
U.S. Treasury 3.875% 1/15/2026	209,000	205,411
U.S. Treasury 0.375% 1/31/2026	24,922	23,115
U.S. Treasury 4.25% 1/31/2026	105,312	104,118
U.S. Treasury 4.00% 2/15/2026	18,459	18,172
U.S. Treasury 0.50% 2/28/2026	8,904	8,251
U.S. Treasury 4.625% 3/15/2026	1,160	1,154
U.S. Treasury 0.75% 4/30/2026	24,099	22,303
U.S. Treasury 2.375% 4/30/2026	18,500	17,660
U.S. Treasury 0.75% 5/31/2026	26,200	24,174
U.S. Treasury 4.125% 6/15/2026	146,639	144,568
U.S. Treasury 4.375% 8/15/2026	21,500	21,301
U.S. Treasury 4.625% 9/15/2026	14,680	14,624
U.S. Treasury 4.625% 10/15/2026	55,000	54,816
U.S. Treasury 4.625% 11/15/2026	10,346	10,315
U.S. Treasury 4.375% 12/15/2026	17,156	17,008
U.S. Treasury 4.00% 1/15/2027	475,748	467,342
U.S. Treasury 4.125% 2/15/2027	27,996	27,584
U.S. Treasury 4.25% 3/15/2027	2,416	2,389
U.S. Treasury 4.50% 4/15/2027	40,148	39,961
U.S. Treasury 4.50% 5/15/2027	228,882	227,814
U.S. Treasury 4.125% 9/30/2027[1]	305,000	300,306
U.S. Treasury 3.625% 3/31/2028	1,671	1,615
U.S. Treasury 4.00% 1/31/2029	181,782	177,798
U.S. Treasury 4.25% 2/28/2029	943	932
U.S. Treasury 4.125% 3/31/2029	1,645	1,617
U.S. Treasury 1.875% 2/15/2041[1]	518	350
U.S. Treasury 3.00% 5/15/2042	511	405
U.S. Treasury 1.875% 2/15/2051[1]	354	203
U.S. Treasury 2.875% 5/15/2052	208	150
Short-Term Bond Fund of America — Page 1 of 30

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2/15/2053[1]	USD18,767	$15,705
U.S. Treasury 4.75% 11/15/2053[1]	7,631	7,774
U.S. Treasury 4.25% 2/15/2054	9,260	8,680
U.S. Treasury 4.625% 5/15/2054	6,798	6,784
		3,911,541
U.S. Treasury inflation-protected securities 2.22%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	191,919	186,893
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	71,502	69,790
		256,683
Total U.S. Treasury bonds & notes		4,168,224
Mortgage-backed obligations 25.40% Federal agency mortgage-backed obligations 14.16%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	52	51
Fannie Mae Pool #555538 6.677% 5/1/2033[3,4]	117	116
Fannie Mae Pool #888521 6.39% 3/1/2034[3,4]	247	252
Fannie Mae Pool #889579 6.00% 5/1/2038[3]	863	882
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	30	31
Fannie Mae Pool #889983 6.00% 10/1/2038[3]	355	363
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	601	592
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	4	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	12	11
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	8	7
Fannie Mae Pool #FS5554 4.50% 11/1/2052[3]	5,165	4,840
Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]	39	39
Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]	3,293	3,242
Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]	1,490	1,495
Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]	90	90
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	581	573
Fannie Mae Pool #FS4191 5.50% 3/1/2053[3]	1,950	1,922
Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]	421	422
Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]	3,980	3,920
Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]	58	59
Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]	1,318	1,271
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	95	94
Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]	1,495	1,475
Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]	977	962
Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]	20,983	21,083
Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]	12,864	12,928
Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]	9,453	9,513
Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]	6,582	6,757
Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]	2,257	2,301
Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]	1,708	1,743
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	17,715	17,435
Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]	915	917
Fannie Mae Pool #CB6768 6.50% 7/1/2053[3]	2,611	2,664
Fannie Mae Pool #MA5107 5.50% 8/1/2053[3]	178	175
Fannie Mae Pool #MA5165 5.50% 10/1/2053[3]	6	6
Fannie Mae Pool #MA5166 6.00% 10/1/2053[3]	21,434	21,473
Fannie Mae Pool #MA5190 5.50% 11/1/2053[3]	28,600	28,149
Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]	30,367	30,425
Fannie Mae Pool #MA5215 5.50% 12/1/2053[3]	3,442	3,388
Short-Term Bond Fund of America — Page 2 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6668 5.50% 12/1/2053[3]	USD433	$427
Fannie Mae Pool #CB7617 6.00% 12/1/2053[3]	3,415	3,431
Fannie Mae Pool #CB7862 6.00% 1/1/2054[3]	11,562	11,611
Fannie Mae Pool #FS6873 6.50% 1/1/2054[3]	26,862	27,340
Fannie Mae Pool #FS6809 5.50% 2/1/2054[3]	409	403
Fannie Mae Pool #CB7932 6.00% 2/1/2054[3]	23,498	23,592
Fannie Mae Pool #CB7933 6.50% 2/1/2054[3]	17,578	17,913
Fannie Mae Pool #MA5274 7.00% 2/1/2054[3]	2,304	2,368
Fannie Mae Pool #CB8143 5.50% 3/1/2054[3]	22,226	21,941
Fannie Mae Pool #CB8151 5.50% 3/1/2054[3]	3,356	3,306
Fannie Mae Pool #FS7507 6.00% 3/1/2054[3]	14,526	14,617
Fannie Mae Pool #CB8163 6.00% 3/1/2054[3]	13,525	13,610
Fannie Mae Pool #CB8168 6.00% 3/1/2054[3]	135	136
Fannie Mae Pool #CB8337 5.50% 4/1/2054[3]	7,290	7,181
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	4,746	4,487
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.508% 7/25/2024[3,4]	1,547	1,537
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[3,4]	1,491	1,474
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,4]	8	8
Freddie Mac Pool #781228 6.375% 2/1/2034[3,4]	180	179
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	107	108
Freddie Mac Pool #782818 6.375% 11/1/2034[3,4]	125	128
Freddie Mac Pool #1H2524 6.34% 8/1/2035[3,4]	355	364
Freddie Mac Pool #1L1292 6.505% 1/1/2036[3,4]	294	292
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	81	81
Freddie Mac Pool #848751 6.346% 6/1/2036[3,4]	78	80
Freddie Mac Pool #848365 6.027% 7/1/2036[3,4]	279	283
Freddie Mac Pool #760014 2.751% 8/1/2045[3,4]	388	372
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	64	60
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	14	13
Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]	25	25
Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]	133	124
Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]	27	26
Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]	344	339
Freddie Mac Pool #SD8276 5.00% 12/1/2052[3]	10,079	9,715
Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]	977	942
Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]	9,554	9,586
Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]	28	27
Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]	4,831	4,844
Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]	2,745	2,645
Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]	2,160	2,081
Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]	1,388	1,367
Freddie Mac Pool #SD2861 6.00% 5/1/2053[3]	5,115	5,148
Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]	3,335	3,342
Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]	204	205
Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]	694	669
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	1,603	1,577
Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]	4,210	4,236
Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]	3,898	3,923
Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]	2,634	2,647
Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]	1,808	1,834
Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]	440	442
Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]	3,088	3,165
Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]	2,697	2,752
Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]	2,495	2,561
Short-Term Bond Fund of America — Page 3 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]	USD2,386	$2,454
Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]	1,731	1,785
Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]	1,284	1,316
Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]	963	981
Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]	675	698
Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]	64	62
Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]	21,127	20,797
Freddie Mac Pool #SD3386 5.50% 7/1/2053[3]	4,482	4,420
Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]	2,303	2,308
Freddie Mac Pool #SD8362 5.50% 9/1/2053[3]	33,020	32,499
Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]	31,508	32,091
Freddie Mac Pool #SD8367 5.50% 10/1/2053[3]	10,988	10,815
Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]	38,795	38,892
Freddie Mac Pool #SD4977 5.00% 11/1/2053[3]	16,680	16,065
Freddie Mac Pool #SD8408 5.50% 3/1/2054[3]	5,665	5,575
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[3]	1,083	1,069
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[3]	828	815
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]	798	794
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	803	789
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]	22,046	21,670
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,4]	33,751	33,340
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	22,922	22,497
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	12,982	12,640
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	14,035	13,811
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,4]	13,324	13,049
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,709	2,640
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	2,015
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	385
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	29
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,4]	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[3]	50,265	51,082
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[3]	7,970	8,127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,4]	4,404	4,025
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	6,670	6,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,4]	6,509	5,940
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,4]	13	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	10	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	3,761	3,561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	5,023	4,716
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	45	41
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	930	866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	7,305	6,758
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,476	1,327
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	10,689	10,022
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,748	1,651
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]	548	504
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[3,4]	5,950	6,041
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	36	35
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,525	1,501
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	328	322
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,068	1,049
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	31	30
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[3]	323	314
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]	29,363	28,505
Short-Term Bond Fund of America — Page 4 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]	USD19,134	$18,575
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]	120	119
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725876 4.90% 9/20/2061[3]	— [5]	— [5]
Government National Mortgage Assn. Pool #710085 4.979% 9/20/2061[3]	2	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[3]	1	1
Government National Mortgage Assn. Pool #AC0975 4.332% 4/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AC1008 4.331% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #776094 4.812% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #AG8041 4.504% 11/20/2063[3]	4	4
Government National Mortgage Assn. Pool #AG8060 4.501% 12/20/2063[3]	4	4
Government National Mortgage Assn. Pool #AC1026 4.33% 1/20/2064[3]	2	2
Government National Mortgage Assn. Pool #AG8069 4.34% 1/20/2064[3]	5	5
Government National Mortgage Assn. Pool #AG8070 4.503% 1/20/2064[3]	4	4
Government National Mortgage Assn. Pool #AG8081 4.346% 2/20/2064[3]	5	5
Government National Mortgage Assn. Pool #AG8082 4.486% 2/20/2064[3]	4	4
Government National Mortgage Assn. Pool #AG8076 4.902% 2/20/2064[3]	1	1
Government National Mortgage Assn. Pool #767680 4.412% 6/20/2064[3]	13	12
Government National Mortgage Assn. Pool #AG8149 5.677% 6/20/2064[3,4]	52	52
Government National Mortgage Assn. Pool #AO0461 4.548% 8/20/2065[3]	11	10
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	1,889	1,797
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.71% 5/20/2062[3,4]	225	224
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.815% 7/20/2062[3,4]	3,365	3,354
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 5.61% 3/20/2064[3,4]	1,413	1,410
Uniform Mortgage-Backed Security 3.50% 6/1/2054[3,6]	4	4
Uniform Mortgage-Backed Security 4.00% 6/1/2054[3,6]	55	50
Uniform Mortgage-Backed Security 5.50% 6/1/2054[3,6]	234,546	230,779
Uniform Mortgage-Backed Security 6.00% 6/1/2054[3,6]	46,122	46,193
Uniform Mortgage-Backed Security 6.50% 6/1/2054[3,6]	53,920	54,811
Uniform Mortgage-Backed Security 7.00% 6/1/2054[3,6]	122,918	126,285
Uniform Mortgage-Backed Security 4.50% 7/1/2054[3,6]	1,937	1,814
Uniform Mortgage-Backed Security 5.00% 7/1/2054[3,6]	5,000	4,812
Uniform Mortgage-Backed Security 5.50% 7/1/2054[3,6]	25,660	25,242
Uniform Mortgage-Backed Security 6.00% 7/1/2054[3,6]	71,312	71,388
Uniform Mortgage-Backed Security 6.50% 7/1/2054[3,6]	131,908	133,996
Uniform Mortgage-Backed Security 7.00% 7/1/2054[3,6]	72,934	74,872
		1,637,885
Collateralized mortgage-backed obligations (privately originated) 5.84%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.174% 10/25/2035[3,4]	1,087	1,060
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,7]	2,799	2,396
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,7]	3,346	3,166
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,7]	396	375
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,7]	2,645	2,512
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,7]	1,418	1,311
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,7,8]	8,475	7,863
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,7]	2,114	1,902
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,7]	7,359	6,658
Short-Term Bond Fund of America — Page 5 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,7]	USD5,117	$4,903
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,7]	1,929	1,711
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,7,8]	1,272	1,193
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,7,8]	730	707
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,7,8]	6,651	6,554
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,7,8]	3,633	3,397
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,7]	3,128	2,956
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]	1,000	883
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,7]	2,234	2,189
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,7]	300	288
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,7]	8,086	7,923
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[3,4,7]	3,889	3,707
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,7]	3,185	3,145
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,7]	1,756	1,733
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,7]	8,843	8,117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,7]	1,713	1,542
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,7,8]	9,835	9,789
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,7]	8,868	7,570
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.738% 2/25/2025[3,4]	1,204	1,229
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 11.188% 7/25/2029[3,4]	850	944
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 7.688% 7/25/2030[3,4]	5,000	5,103
Connecticut Avenue Securities Trust, Series 2018-C03, Class 1EB2, (30-day Average USD-SOFR + 0.964%) 6.288% 10/25/2030[3,4]	3,940	3,948
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.224% 6/25/2043[3,4,7]	2,319	2,348
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.374% 1/25/2044[3,4,7]	3,556	3,559
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 6.324% 5/25/2044[3,4,7]	4,219	4,238
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,7]	3,699	3,486
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,7]	7,185	7,076
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,7]	13,632	14,477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.738% 10/25/2027[3,4]	648	652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.138% 4/25/2028[3,4]	1,969	2,052
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.988% 7/25/2028[3,4]	1,644	1,743
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA2, Class M2AR, (30-day Average USD-SOFR + 0.764%) 6.088% 12/25/2030[3,4,7]	1,015	1,018
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.324% 4/25/2042[3,4,7]	1,801	1,829
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.274% 6/25/2042[3,4,7]	7,009	7,229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.474% 9/25/2042[3,4,7]	161	163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.574% 5/25/2044[3,4,7]	5,491	5,504
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.138% 1/25/2050[3,4,7]	573	575
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[3,7,8]	1,007	1,006
Short-Term Bond Fund of America — Page 6 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,7,8]	USD5,287	$5,318
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,7]	15,755	13,812
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[3,7,8]	19,288	18,165
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,7]	5,936	5,426
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,7]	780	746
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,7]	441	434
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,7,8]	11,026	11,134
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,7,8]	14,329	14,216
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 7.25% 2/25/2060[3,7]	20,273	20,359
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[3,7]	8,768	8,829
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,7,8]	10,948	10,672
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[3,7,8]	2,156	2,104
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,7,8]	6,252	6,107
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.289% 11/25/2055[3,4,7]	27,731	27,719
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,7]	1,548	1,450
Mill City Mortgage Trust, Series 15-1, Class M3, 3.821% 6/25/2056[3,4,7]	3,746	3,656
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,7]	5,326	5,242
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,7]	3,466	3,269
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,7]	3,970	3,795
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,7]	237	220
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,7]	485	447
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,7]	207	192
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,7]	1,505	1,421
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,7]	416	396
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,7]	891	861
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,7]	719	686
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,7]	5,853	5,460
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,4,7]	3,022	2,759
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[3,7]	9,497	9,029
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,7,8]	5,782	5,777
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,7,8]	7,225	7,213
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,7,8]	12,214	12,169
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.59% 4/25/2053[3,4,7]	15,843	15,265
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[3,7,8]	1,334	1,327
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[3,7,8]	9,629	9,605
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,7,8]	14,231	14,272
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064[3,7,8]	33,815	34,121
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,7]	8,998	7,603
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,7]	2,397	2,309
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,7]	14,784	13,711
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,7]	5,683	5,214
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,7]	636	596
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,7]	6,157	5,615
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[3,7]	455	413
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[3,4,7]	418	374
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (3.00% on 7/1/2024)[3,7]	8,433	7,557
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,7]	1,086	1,061
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,7]	2,194	2,158
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.226% 3/25/2054[3,4,7]	3,500	3,365
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,7]	4,656	4,620
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.479% 2/25/2055[3,4,7]	1,830	1,754
Short-Term Bond Fund of America — Page 7 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,7]	USD4,585	$4,530
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,7]	2,520	2,437
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,7]	181	180
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,7]	2,538	2,411
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,7]	4,000	3,766
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,7]	8,634	8,462
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.039% 2/25/2057[3,4,7]	665	679
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,7]	2,558	2,510
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.535% 4/25/2057[3,4,7]	690	668
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,7]	6,818	6,525
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,7]	2,917	2,784
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,7]	21	20
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,7]	2,300	2,139
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,7]	2,528	2,436
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.688% 11/25/2057[3,4,7]	2,100	2,067
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,7]	1,310	1,275
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,7]	5,658	5,489
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,7]	4,405	4,166
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,7]	1,430	1,400
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,7]	5,077	4,887
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.439% 5/25/2058[3,4,7]	267	273
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.732% 12/25/2058[3,4,7]	4,917	4,657
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,7]	3,139	2,766
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.715% 11/25/2060[3,4,7]	1,838	1,822
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,7]	9,886	9,248
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,7]	831	730
Tricon Residential, Series 2024-SFR2, Class B, 5.70% 6/17/2028[3,7]	3,247	3,206
Tricon Residential, Series 2024-SFR2, Class A, 4.75% 6/17/2040[3,7]	11,677	11,313
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,7]	4,531	4,447
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,7]	84	84
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,7,8]	3,956	3,928
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,7,8]	4,890	4,868
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,7,8]	11,685	11,694
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,7,8]	9,030	9,008
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[3,7,8]	34,066	34,188
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,7,8]	11,418	11,438
		676,253
Commercial mortgage-backed securities 5.40%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,7]	1,981	1,798
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[3,7]	10,741	10,116
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	485
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	10,654	10,114
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	3,099	2,929
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[3,4]	4,885	5,169
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]	1,185	1,030
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	1,613	1,439
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,7]	17,000	16,430
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.236% 3/15/2037[3,4,7]	6,045	5,768
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,4]	388	414
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]	3,000	2,406
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[3]	672	689
Short-Term Bond Fund of America — Page 8 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 6/15/2029[3]	USD4,348	$4,484
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.659% 3/15/2041[3,4,7]	11,506	11,529
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[3,4]	1,996	2,080
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,4]	2,244	2,281
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.086% 5/15/2039[3,4,7]	4,413	4,421
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.215% 4/15/2037[3,4,7]	10,157	10,229
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[3,4,7]	4,773	4,803
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.759% 4/15/2029[3,4,7]	7,299	7,314
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.841% 5/15/2034[3,4,7]	12,829	12,861
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.02% 9/15/2034[3,4,7]	20,011	19,811
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.131% 9/15/2036[3,4,7]	18,852	18,734
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.33% 10/15/2036[3,4,7]	7,298	7,240
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.101% 6/15/2038[3,4,7]	2,681	2,664
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.301% 6/15/2038[3,4,7]	955	948
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.281% 11/15/2038[3,4,7]	17,934	17,868
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.307% 2/15/2039[3,4,7]	10,634	10,556
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.598% 6/15/2040[3,4,7]	9,451	9,446
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,7]	3,158	2,927
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]	2,000	1,846
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,4,7]	17,000	17,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[3,4,7]	6,311	6,351
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	230	229
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,019	4,904
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]	3,984	3,974
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]	16,310	16,219
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	1,800	1,784
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,731
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	901	891
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[3]	324	307
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	1,055	1,041
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,7]	5,393	5,517
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2027[3,4,7]	20,248	20,273
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2027[3,4,7]	18,396	18,419
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2027[3,4,7]	5,283	5,296
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2027[3,4,7]	4,744	4,744
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.511% 7/15/2038[3,4,7]	10,314	10,313
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.811% 7/15/2038[3,4,7]	2,739	2,738
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[3]	6,017	6,119
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	7,079	7,113
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,7]	10,065	9,865
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,7]	8,886	9,144
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 5/15/2041[3,4,7]	18,077	18,179
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.351% 7/15/2025[3,4,7]	1,677	1,673
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.31% 3/10/2041[3,4,7]	19,636	19,221
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	11,255	11,194
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,413
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]	6,846	6,682
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]	1,000	929
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]	2,975	2,372
Short-Term Bond Fund of America — Page 9 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.764% 5/17/2038[3,4,7]	USD4,500	$4,497
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.841% 5/15/2037[3,4,7]	18,250	18,313
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,4,7]	7,830	7,813
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,7]	7,510	6,683
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,4]	2,738	2,578
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]	2,145	2,034
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,7]	6,622	5,869
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.232% 4/15/2038[3,4,7]	9,007	8,961
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	90	90
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	1,250	1,231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,911
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]	1,000	958
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	212	208
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	920	887
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[3,7,8]	23,536	23,573
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,7]	7,505	6,774
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,7]	7,365	6,361
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.692% 5/15/2039[3,4,7]	7,079	7,096
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.581% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,7,8]	14,280	13,635
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.931% 5/15/2038[3,4,7]	500	472
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	872	834
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.008% 7/15/2036[3,4,7]	6,572	6,518
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.162% 11/15/2038[3,4,7]	5,061	5,045
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.317% 1/15/2039[3,4,7]	16,312	16,212
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]	6,749	6,561
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,924
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[3,4]	1,000	916
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]	8,775	8,513
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	581	575
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	4,028	4,001
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.106% 11/15/2027[3,4,7]	17,286	17,386
		624,524
Total mortgage-backed obligations		2,938,662
Asset-backed obligations 20.49%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.626% 10/20/2031[3,4,7]	1,812	1,815
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.738% 10/23/2034[3,4,7]	3,540	3,542
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[3,7]	4,394	4,411
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,7]	1,325	1,303
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,7]	378	375
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,7]	3,374	3,386
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,7]	7,486	7,584
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	4,345	4,361
Short-Term Bond Fund of America — Page 10 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[3,7]	USD13,906	$13,845
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]	17,169	17,188
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[3,4,7]	8,511	8,600
Ally Auto Receivables Trust, Series 2024-1, Class A3, 5.08% 12/15/2028[3]	1,972	1,964
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[3,7]	13,023	13,027
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,7]	6,339	6,320
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[3,7]	2,463	2,466
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,7]	964	972
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,7]	14,718	14,608
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24% 4/16/2029[3]	14,010	14,197
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,7]	4,317	4,205
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,7]	1,521	1,483
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.698% 5/26/2031[3,4,7]	1,180	1,181
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	3,843	3,845
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]	8,692	8,712
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]	9,883	9,924
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[3]	4,966	4,969
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.726% 7/22/2032[3,4,7]	1,000	1,002
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.509% 7/17/2030[3,4,7]	535	537
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.596% 4/20/2031[3,4,7]	1,530	1,532
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.81% 4/15/2033[3,4,7]	2,000	2,006
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 7.24% 7/15/2030[3,4,7]	1,010	1,012
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.637% 4/17/2033[3,4,7]	3,000	3,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,7]	2,280	2,235
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,7]	1,250	1,209
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,7]	18,269	17,275
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,7]	5,320	5,357
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,7]	6,476	6,509
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,7]	3,900	3,936
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[3,7]	1,000	1,020
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,7]	3,732	3,711
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[3,7]	6,185	6,220
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.60% 10/15/2033[3,4,7]	2,476	2,482
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 1/18/2035[3,4,7]	1,500	1,504
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.425% 4/20/2036[3,4,7]	1,000	1,003
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.765% 7/25/2034[3,4,7]	3,750	3,757
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[3,4,7]	24,200	24,237
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.304% 4/25/2036[3,4,7]	857	866
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	9,593	9,591
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[3]	976	973
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,7]	1,585	1,514
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,7]	1,408	1,380
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,7]	650	611
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,7]	1,902	1,876
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.041% 5/17/2031[3,4,7]	2,342	2,343
Benefit Street Partners CLO Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.504% 1/15/2033[3,4,7]	12,826	12,829
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.424% 1/15/2033[3,4,7]	2,308	2,310
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.191% 4/30/2031[3,4,7]	700	702
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[3,4,7]	1,975	1,991
Short-Term Bond Fund of America — Page 11 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bluemountain CLO, Ltd., Series 2021-28, Class A, (3-month USD CME Term SOFR + 1.522%) 6.85% 4/15/2034[3,4,7]	USD1,110	$1,113
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	2,794	2,788
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[3,7]	403	402
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[3,7]	7,035	7,022
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[3]	1,936	1,936
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]	7,634	7,690
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	10,329	10,316
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[3]	10,000	10,009
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	1,507	1,501
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 6.666% 4/20/2031[3,4,7]	250	251
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 6.634% 5/15/2031[3,4,7]	1,016	1,018
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.636% 7/27/2031[3,4,7]	1,899	1,902
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD CME Term SOFR + 1.342%) 6.666% 1/20/2032[3,4,7]	237	238
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD CME Term SOFR + 1.342%) 6.666% 4/22/2032[3,4,7]	2,000	2,004
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]	569	569
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]	850	850
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	4,055	4,052
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027[3]	1,500	1,497
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[3]	10,531	10,540
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]	3,642	3,636
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028[3]	10,000	9,929
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027[3,7]	3,000	3,000
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,7]	1,910	1,916
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,7]	5,812	5,838
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,7]	1,442	1,446
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,7]	736	743
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,7]	1,338	1,177
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[3,4,7]	7,181	7,188
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.079% 10/15/2034[3,4,7]	3,000	3,027
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.729% 3/22/2035[3,4,7]	2,000	2,006
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,7]	28,256	26,669
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,7]	20,519	18,704
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,7]	10,785	10,580
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,7]	4,262	4,145
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[3,7]	6,257	6,235
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[3,7]	5,821	5,840
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[3,7]	2,758	2,743
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[3]	17,109	16,905
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[3]	1,583	1,566
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,7]	5,306	5,339
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.535% 10/24/2030[3,4,7]	981	983
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.696% 1/22/2031[3,4,7]	181	182
CIFC Funding, Ltd., CLO, Series 2014-5, Class A1R2, (3-month USD CME Term SOFR + 1.462%) 6.779% 10/17/2031[3,4,7]	567	568
Short-Term Bond Fund of America — Page 12 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[3]	USD7,630	$7,616
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026[3,7]	1,038	1,037
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,7]	8,333	8,384
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,7]	8,672	8,751
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,7]	2,821	2,533
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,7]	6,121	5,489
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,7]	5,073	4,568
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,7]	1,802	1,594
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,7]	2,777	2,459
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[3]	12,338	12,338
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[3]	5,635	5,640
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[3,7]	9,269	9,257
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.14% 10/15/2029[3,4,7]	539	539
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,7]	1,407	1,406
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,7]	4,063	4,066
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,7]	3,278	3,270
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,7]	2,122	2,123
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,7]	2,039	2,040
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[3,7]	3,150	3,149
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,7]	1,625	1,622
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,7]	4,663	4,635
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,7]	1,171	1,177
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,7]	839	837
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,7]	3,463	3,504
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.94% 10/15/2031[3,4,7]	1,000	1,002
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[3]	18,048	18,047
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[3]	3,293	3,298
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[3,7]	10,000	10,016
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[3,7]	4,107	4,108
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[3,7]	1,227	1,228
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	8,594	8,568
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	1,626	1,617
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	2,892	2,879
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,7]	1,995	1,996
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,7]	2,123	2,121
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,7]	691	691
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,7]	2,963	2,971
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,7]	6,000	5,935
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,7]	5,316	5,289
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,7]	1,187	1,192
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[3,4,7]	2,893	2,896
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.479% 7/15/2030[3,4,7]	1,881	1,882
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 1/15/2031[3,4,7]	2,400	2,404
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.594% 5/15/2031[3,4,7]	1,019	1,021
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.64% 7/15/2031[3,4,7]	947	950
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.809% 1/18/2032[3,4,7]	1,765	1,769
Short-Term Bond Fund of America — Page 13 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.67% 1/15/2034[3,4,7]	USD725	$726
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 6.626% 4/20/2034[3,4,7]	1,250	1,252
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,7]	680	603
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[3,4,7]	22,000	22,105
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[3,7]	4,555	4,564
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,7]	5,168	5,110
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,7]	1,876	1,857
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,7]	9,297	9,301
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[3,7]	7,746	7,705
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,7]	4,534	4,507
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[3]	145	145
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]	145	145
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[3]	2,091	2,091
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[3]	8,794	8,788
Exeter Automobile Receivables Trust, Series 2024-2A, Class A3, 5.63% 10/15/2026[3]	4,360	4,356
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	2,137	2,132
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	3,586	3,579
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[3]	9,940	9,974
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	3,930	3,926
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	4,450	4,432
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	4,808	4,808
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	3,231	3,234
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[3]	3,493	3,493
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,337
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[3]	283	284
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	6,168	6,129
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	4,255	4,224
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	4,144	4,114
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	5,347	5,399
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[3]	8,703	8,730
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,7]	6,071	5,716
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,7]	4,074	4,077
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,7]	3,808	3,808
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,7]	2,469	2,460
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,7]	2,126	2,119
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	9,463	9,424
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	2,413	2,391
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,7]	2,000	1,970
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,7]	7,910	7,716
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,7]	14,573	14,384
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,7]	2,981	2,995
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.576% 4/23/2036[3,4,7]	1,500	1,516
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.699% 1/15/2030[3,4,7]	141	141
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.56% 10/15/2030[3,4,7]	1,328	1,330
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,7]	7,295	6,613
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,7]	3,909	3,453
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.676% 4/20/2032[3,4,7]	866	867
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,7]	17,627	16,318
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,7]	13,012	12,014
Short-Term Bond Fund of America — Page 14 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,7]	USD15,567	$13,886
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,7]	6,700	6,020
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,7]	28,865	28,924
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027[3,7]	1,750	1,750
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,7]	20,000	20,157
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[3,7]	2,915	2,905
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[3,7]	3,563	3,564
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,7]	5,212	5,181
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[3,7]	14,488	14,405
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]	312	312
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	3,706	3,697
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]	3,042	3,040
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[3]	6,238	6,241
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]	1,804	1,805
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	777	776
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]	8,324	8,344
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,7]	2,325	2,381
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,7]	6,653	6,815
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	5,540	5,493
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	2,495	2,474
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,7]	16,100	16,088
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.496% 11/20/2030[3,4,7]	473	474
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.19% 4/15/2033[3,4,7]	2,185	2,188
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD CME Term SOFR + 1.912%) 7.248% 8/5/2030[3,4,7]	1,000	1,000
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.498% 8/5/2030[3,4,7]	500	506
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.075% 10/25/2034[3,4,7]	4,000	4,014
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.877% 4/20/2033[3,4,7]	935	935
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/28/2031[3,4,7]	7,280	7,291
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/15/2035[3,4,7]	618	623
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.446% 7/20/2031[3,4,7]	6,268	6,282
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.38% 1/20/2031[3,4,7]	2,834	2,847
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,7]	11,495	11,303
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,7]	3,660	3,595
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,7]	9,215	8,923
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,7]	26,860	26,281
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,7]	11,000	10,967
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,7]	24,031	21,829
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,7]	3,000	2,834
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,7]	2,295	2,329
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	5,561	5,537
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]	3,626	3,631
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028[3]	1,429	1,430
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,7]	9,596	9,543
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,7]	1,425	1,417
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[3]	5,974	5,945
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[3]	1,331	1,322
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.62% 1/15/2031[3,4,7]	312	312
Short-Term Bond Fund of America — Page 15 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.615% 4/25/2031[3,4,7]	USD423	$424
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.286% 4/22/2033[3,4,7]	500	506
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.29% 7/14/2031[3,4,7]	2,000	2,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[3,4,7]	10,939	10,954
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2032[3,4,7]	4,000	4,004
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	6,764	6,717
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.175% 7/20/2035[3,4,7]	22,919	22,939
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.77% 1/15/2031[3,4,7]	495	496
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.59% 4/15/2031[3,4,7]	1,148	1,149
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.796% 10/20/2034[3,4,7]	735	736
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,7]	5,158	5,160
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,7]	458	456
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,7]	7,050	7,046
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[3,7]	10,804	10,783
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,7]	3,246	3,237
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,7]	18,199	18,142
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,7]	1,338	1,338
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,7]	642	641
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,7]	25,457	25,568
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,7]	12,972	13,031
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,7]	339	341
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,7]	6,526	6,485
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,7]	4,505	4,484
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,7]	12,138	12,188
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,7]	895	888
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[3,7]	6,414	6,358
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,7]	1,980	1,965
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,7]	1,470	1,454
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.669% 7/16/2031[3,4,7]	4,466	4,472
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.736% 1/20/2035[3,4,7]	1,837	1,841
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[3,4,7]	13,138	13,171
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/27/2031[3,4,7]	671	672
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.235% 4/25/2032[3,4,7]	1,200	1,202
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.738% 4/19/2033[3,4,7]	999	1,003
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 7.793% 1/19/2034[3,4,7]	3,000	3,007
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[3]	4,770	4,772
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]	492	492
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]	12,511	12,407
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]	4,571	4,525
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.656% 4/20/2033[3,4,7]	2,000	2,000
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9,10]	3,635	3,632
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9,10]	385	385
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,7]	23,801	23,941
Short-Term Bond Fund of America — Page 16 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.196% 5/20/2034[3,4,7]	USD1,800	$1,809
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.087% 9/14/2033[3,4,7]	4,000	4,007
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.836% 10/20/2030[3,4,7]	223	223
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,7]	3,730	3,287
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,7]	1,001	916
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,7]	1,286	1,125
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,7]	5,116	4,488
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,7]	4,874	4,221
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,7]	4,535	3,861
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,7]	11,702	10,171
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,7]	11,819	10,687
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,7]	9,414	8,500
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,7]	18,893	17,196
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.519% 10/18/2029[3,4,7]	248	249
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.626% 4/20/2031[3,4,7]	325	326
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,7]	48,385	42,889
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[3,4,7]	4,270	4,278
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 4/19/2031[3,4,7]	215	215
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2035[3,4,7]	3,000	3,014
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.81% 10/15/2034[3,4,7]	2,000	2,004
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 1/20/2035[3,4,7]	2,400	2,409
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[3,4,7]	2,326	2,331
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD CME Term SOFR + 1.482%) 6.799% 1/17/2032[3,4,7]	499	500
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.559% 4/10/2033[3,4,7]	3,241	3,247
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[3,4,7]	1,200	1,202
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.54% 7/15/2029[3,4,7]	167	167
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]	9,128	9,161
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,7]	2,958	2,867
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,7]	8,636	8,164
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 7.425% 7/20/2033[3,4,7]	4,000	4,005
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[3,4,7]	1,369	1,370
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[3,4,7]	9,987	9,997
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[3,4,7]	4,278	4,279
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.379% 4/15/2030[3,4,7]	3,368	3,374
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.073% 7/24/2031[3,4,7]	8,859	8,876
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.579% 10/17/2031[3,4,7]	2,134	2,138
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[3,7]	1,500	1,485
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,7]	5,455	5,371
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.474% 8/16/2027[3,4,7]	4,490	4,520
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,7]	10,653	10,709
Short-Term Bond Fund of America — Page 17 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,7]	USD5,722	$5,702
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.275% 4/20/2036[3,4,7]	3,000	3,009
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 8.126% 4/16/2037[3,4,7]	3,000	3,006
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,7]	5,793	5,793
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[3,7]	1,060	1,058
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.689% 7/25/2051[3,4,7]	635	631
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[3,4,7]	15,283	15,290
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.705% 7/24/2032[3,4,7]	600	601
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.526% 4/25/2032[3,4,7]	1,050	1,051
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,7]	2,231	2,236
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[3,4,7]	8,000	8,006
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.452%) 6.775% 10/25/2031[3,4,7]	2,575	2,579
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.846% 10/25/2031[3,4,7]	4,428	4,434
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 10/15/2032[3,4,7]	2,500	2,505
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.75% 10/15/2034[3,4,7]	2,000	2,005
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.736% 1/20/2035[3,4,7]	550	551
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,7]	5,620	5,589
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.776% 10/20/2030[3,4,7]	869	870
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 6.687% 5/20/2031[3,4,7]	350	350
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.059% 1/15/2036[3,4,7]	2,000	2,009
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[3]	179	179
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]	2,578	2,574
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]	1,493	1,495
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]	1,488	1,484
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[3]	17,550	17,553
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]	2,375	2,380
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	2,589	2,572
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	2,648	2,648
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	3,171	3,147
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[3]	15,560	15,566
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,611
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,524
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	6,392	6,350
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	6,148	6,134
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[3]	1,390	1,396
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]	1,152	1,152
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	2,810	2,832
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	10,512	10,386
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	4,946
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[3]	16,960	16,971
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	3,718	3,704
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[3]	7,586	7,623
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,763
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]	902	905
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	978
Short-Term Bond Fund of America — Page 18 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[3,7]	USD8,098	$8,090
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[3,7]	9,804	9,783
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[3,7]	3,610	3,613
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[3,7]	3,490	3,492
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,7]	5,642	5,647
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027[3,7]	974	972
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[3,7]	1,381	1,382
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[3,7]	798	800
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,7]	1,580	1,529
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.874% 11/15/2052[3,4,7]	2,004	2,031
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,7]	1,585	1,393
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,7]	2,164	1,924
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2030[3,4,7]	2,580	2,582
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.566% 10/20/2030[3,4,7]	6,713	6,722
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 4/18/2031[3,4,7]	310	310
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.839% 4/18/2031[3,4,7]	1,200	1,200
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 7/18/2031[3,4,7]	6,798	6,810
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,7]	6,383	5,971
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,7]	1,781	1,662
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[3,4,7]	6,382	6,392
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,7]	10,296	9,700
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[3,4,7]	14,000	14,022
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[3,4,7]	2,667	2,677
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 9.025% 10/20/2036[3,4,7]	1,500	1,505
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.415% 10/25/2029[3,4,7]	1,473	1,475
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	13,819	13,869
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	3,984	4,022
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,7]	3,546	3,225
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.417% 1/17/2032[3,4,7]	587	588
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.808% 8/16/2034[3,4,7]	3,000	3,001
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.819% 1/17/2030[3,4,7]	382	382
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,7]	4,379	4,090
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,7]	2,937	2,661
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,7]	7,568	6,677
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,7]	6,931	6,189
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.76% 7/15/2034[3,4,7]	2,000	2,005
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,7]	1,683	1,456
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[3,7]	14,656	14,576
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	12,679	12,559
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]	7,517	7,492
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	8,862	8,790
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	3,293	3,261
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,7]	4,313	4,309
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[3,4,7]	10,000	10,039
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[3,4,7]	1,628	1,631
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.785% 1/25/2035[3,4,7]	1,000	1,000
Short-Term Bond Fund of America — Page 19 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,7]	USD13,188	$11,755
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,7]	4,440	3,886
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.175% 7/20/2031[3,4,7]	4,500	4,506
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[3,7]	8,443	8,446
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[3,4,7]	10,500	10,522
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.574% 9/7/2030[3,4,7]	2,885	2,888
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.659% 7/18/2031[3,4,7]	3,924	3,931
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.47% 4/15/2027[3,4,10]	6	6
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[3,7]	5,781	5,790
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]	4,000	3,992
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	14,170	14,095
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[3]	15,940	15,861
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]	6,457	6,330
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]	14,221	14,039
Verizon Master Trust, Series 2023-4, Class A1A, 5.16% 6/20/2029[3]	11,800	11,785
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[3]	10,895	10,970
Verizon Master Trust, Series 2023-6, Class A, 5.35% 9/22/2031[3,7]	10,000	10,096
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,7]	12,162	12,004
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.626% 9/15/2030[3,4,7]	311	311
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[3,4,7]	8,458	8,458
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.674% 10/15/2031[3,4,7]	3,000	3,000
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD CME Term SOFR + 1.512%) 6.839% 1/18/2029[3,4,7]	353	353
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.322%) 6.65% 4/15/2031[3,4,7]	274	275
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[3,7]	4,730	4,729
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[3,7]	2,093	2,087
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.476% 7/20/2029[3,4,7]	3	3
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/17/2031[3,4,7]	1,107	1,108
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[3,4,7]	900	901
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,7]	3,994	3,992
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,7]	8,329	8,320
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,7]	1,975	1,975
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[3,7]	5,000	5,005
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[3,7]	4,952	4,948
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[3,7]	4,346	4,337
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,7]	13,000	13,030
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,7]	17,755	17,907
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[3,7]	3,739	3,721
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,7]	11,200	11,208
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,7]	1,863	1,873
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	2,978	2,967
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,7]	1,771	1,764
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,7]	686	685
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[3,7]	2,617	2,607
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,7]	2,411	2,407
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.24% 7/15/2030[3,4,7]	250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.589% 10/18/2030[3,4,7]	1,146	1,148
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[3,4,7]	24,177	24,191
Short-Term Bond Fund of America — Page 20 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.824% 4/25/2036[3,4,7]	USD500	$506
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	5,276	5,240
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[3]	9,680	9,704
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[3]	1,237	1,233
		2,370,227
Corporate bonds, notes & loans 8.46% Financials 5.13%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]	20,000	20,446
American Express Co. 4.90% 2/13/2026	10,572	10,500
American Express Co. 1.65% 11/4/2026	2,000	1,835
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026)[8]	18,000	18,070
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]	10,000	9,786
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	25,000	24,830
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	10,402	10,124
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]	10,000	10,050
Bank of New York Mellon (The) (USD-SOFR + 0.45%) 5.805% 3/13/2026[4]	10,000	10,011
Bank of Nova Scotia (The) 1.45% 1/10/2025	2,000	1,950
Bank of Nova Scotia (The) 1.35% 6/24/2026	2,000	1,846
BlackRock Funding, Inc. 4.70% 3/14/2029	5,006	4,964
BPCE SA 1.625% 1/14/2025[7]	6,000	5,857
BPCE SA 1.00% 1/20/2026[7]	2,000	1,865
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]	10,000	10,032
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,232
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	2,000	1,952
Cooperatieve Rabobank UA (New York Branch) 4.85% 1/9/2026	20,000	19,897
Dexia 0.50% 7/16/2024[7]	11,000	10,936
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]	3,860	3,958
Goldman Sachs Group, Inc. 5.70% 11/1/2024	8,000	8,001
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[8]	8,000	8,109
Guardian Life Global Funding 0.875% 12/10/2025[7]	8,000	7,471
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	20,000	19,637
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]	12,500	12,382
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]	11,225	11,132
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	2,000	1,878
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[8]	23,895	24,050
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	5,000	4,936
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	23,000	22,981
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]	12,082	11,926
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]	15,000	15,080
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[8]	17,800	17,758
Met Tower Global Funding 1.25% 9/14/2026[7]	20,000	18,265
Metropolitan Life Global Funding I 5.00% 1/6/2026[7]	10,000	9,967
Metropolitan Life Global Funding I 1.875% 1/11/2027[7]	18,000	16,510
Metropolitan Life Global Funding I 4.40% 6/30/2027[7]	5,600	5,494
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]	11,707	11,497
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[4]	10,000	10,070
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	6,645	6,602
National Australia Bank, Ltd. 1.388% 1/12/2025[7]	17,000	16,582
New York Life Global Funding 0.90% 10/29/2024[7]	20,000	19,628
New York Life Global Funding 0.95% 6/24/2025[7]	17,280	16,486
Short-Term Bond Fund of America — Page 21 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 0.85% 1/15/2026[7]	USD10,000	$9,322
Nordea Bank ABP 3.60% 6/6/2025[7]	3,000	2,946
Northwestern Mutual Global Funding 0.80% 1/14/2026[7]	16,215	15,120
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]	3,000	3,000
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]	5,000	4,939
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]	2,500	2,517
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]	7,295	7,255
Swedbank AB 6.136% 9/12/2026[7]	20,000	20,304
Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	6,901
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]	2,931	2,916
UBS AG 0.70% 8/9/2024[7]	20,000	19,818
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	8,788	8,647
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[8]	13,000	13,092
		593,360
Health care 0.88%
AbbVie, Inc. 4.80% 3/15/2027	25,075	24,930
AbbVie, Inc. 4.80% 3/15/2029	22,000	21,798
Bristol-Myers Squibb Co. 4.90% 2/22/2029	22,400	22,272
Cigna Group (The) 1.25% 3/15/2026	832	774
Eli Lilly and Co. 5.00% 2/27/2026	16,000	16,003
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,400
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	8,000	7,831
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,000	4,893
		101,901
Consumer discretionary 0.61%
American Honda Finance Corp. 0.55% 7/12/2024	9,000	8,951
American Honda Finance Corp. 0.75% 8/9/2024	16,000	15,864
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	4,569	4,554
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	3,343	3,326
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	8,525	7,847
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[7]	10,070	9,994
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[7]	6,068	6,106
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	3,725	3,729
Toyota Motor Credit Corp. 0.80% 1/9/2026	8,695	8,113
Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,466
		70,950
Information technology 0.44%
Apple, Inc. 1.125% 5/11/2025	4,352	4,186
Apple, Inc. 0.70% 2/8/2026	12,135	11,297
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,472
Cisco Systems, Inc. 4.85% 2/26/2029	12,641	12,608
		50,563
Materials 0.40%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	3,405	3,240
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	17,000	16,887
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,009
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	9,000	8,910
EIDP, Inc. 4.50% 5/15/2026	10,834	10,676
		45,722
Short-Term Bond Fund of America — Page 22 of 30

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.31%	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.019% 8/16/2024	USD5,125	$5,092
Qatar Energy 1.375% 9/12/2026[7]	15,000	13,767
Saudi Arabian Oil Co. 1.625% 11/24/2025[7]	17,690	16,729
		35,588
Consumer staples 0.22%
Philip Morris International, Inc. 4.875% 2/13/2026	8,000	7,950
Philip Morris International, Inc. 4.875% 2/15/2028	10,500	10,393
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,182
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,224
		25,749
Utilities 0.20%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,003
PacifiCorp 5.10% 2/15/2029	5,225	5,193
Southern California Edison Co. 4.90% 6/1/2026	8,000	7,938
Southern California Edison Co. 4.875% 2/1/2027	9,150	9,082
		23,216
Communication services 0.14%
Comcast Corp. 5.10% 6/1/2029	10,000	10,014
SBA Tower Trust 1.631% 11/15/2026[7]	6,741	6,092
		16,106
Real estate 0.13%
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 1.833% 4/16/2027[4]	15,000	15,114
Total corporate bonds, notes & loans		978,269
Bonds & notes of governments & government agencies outside the U.S. 2.31%
Abu Dhabi (Emirate of) 3.125% 10/11/2027[7]	15,000	14,124
Asian Development Bank 4.125% 9/27/2024	23,281	23,181
Asian Development Bank 0.625% 10/8/2024	8,547	8,406
Asian Development Bank 2.875% 5/6/2025	10,981	10,744
Asian Development Bank 1.00% 4/14/2026	19,197	17,851
Asian Development Bank 3.875% 9/28/2032	1,163	1,103
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[7]	40,000	39,171
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[7]	9,184	9,030
Chile (Republic of) 4.85% 1/22/2029	1,855	1,825
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	6,961
CPPIB Capital, Inc. 0.875% 9/9/2026[7]	10,154	9,266
CPPIB Capital, Inc. 4.375% 1/30/2027[7]	1,702	1,679
CPPIB Capital, Inc. 4.25% 7/20/2028[7]	2,393	2,345
Development Bank of Japan, Inc. 1.75% 2/18/2025[7]	14,294	13,921
European Bank for Reconstruction & Development 0.50% 5/19/2025	4,750	4,539
European Investment Bank 2.25% 6/24/2024	5,000	4,991
European Investment Bank 4.00% 2/15/2029	14,700	14,324
Inter-American Development Bank 0.50% 9/23/2024	8,000	7,881
Inter-American Development Bank 0.625% 7/15/2025	5,500	5,229
Inter-American Development Bank 4.50% 5/15/2026	3,528	3,498
International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025	3,526	3,405
Japan Bank for International Cooperation 1.75% 10/17/2024	1,798	1,772
Japan Bank for International Cooperation 2.875% 4/14/2025	7,888	7,720
Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,483
Short-Term Bond Fund of America — Page 23 of 30

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[7]	USD3,933	$3,924
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[7]	6,173	5,625
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]	8,000	7,594
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,209
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,914
Sweden (Kingdom of) 4.375% 1/30/2026[7]	8,840	8,744
Swedish Export Credit Corp. 3.625% 9/3/2024	10,909	10,855
Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,628
		266,944
Municipals 0.18% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,194
Florida 0.12%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	13,115
Total municipals		20,309
Federal agency bonds & notes 0.11%
Fannie Mae 0.375% 8/25/2025[1]	8,065	7,618
Federal Farm Credit Banks 1.125% 1/6/2025	2,726	2,659
Tennessee Valley Authority 3.875% 3/15/2028	2,274	2,213
		12,490
Total bonds, notes & other debt instruments (cost: $10,868,444,000)		10,755,125
Short-term securities 12.05% Money market investments 12.05%	Shares
Capital Group Central Cash Fund 5.36%[11,12]	13,935,554	1,393,834
Total short-term securities (cost: $1,393,530,000)		1,393,834
Options purchased (equity style) 0.04%
Options purchased (equity style)*		5,354
Total options purchased (equity style) (cost: $5,155,000)		5,354
Total investment securities 105.07% (cost: $12,267,129,000)		12,154,313
Total options written† (0.04)% (premium received: $3,625,000)		(4,769)
Other assets less liabilities (5.03)%		(581,996)
Net assets 100.00%		$11,567,548
Short-Term Bond Fund of America — Page 24 of 30

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Put
3 Month SOFR Futures Option	5,038	12/13/2024	USD94.38	USD1,259,500	$189
3 Month SOFR Futures Option	1,500	12/13/2024	96.00	375,000	3,788
					$3,977
Call
3 Month SOFR Futures Option	1,550	12/13/2024	USD96.00	USD387,500	$1,075
3 Month SOFR Futures Option	538	12/13/2024	97.50	134,500	17
3 Month SOFR Futures Option	1,550	12/13/2024	97.50	387,500	116
3 Month SOFR Futures Option	1,500	3/14/2025	97.00	375,000	169
					$1,377
					$5,354
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Put
3 Month SOFR Futures Option	3,000	12/13/2024	USD95.50	USD750,000	$(4,219)
Call
3 Month SOFR Futures Option	3,100	12/13/2024	USD97.00	USD775,000	$(484)
3 Month SOFR Futures Option	1,500	3/14/2025	98.00	375,000	(66)
					$(550)
					$(4,769)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
30 Day Federal Funds Futures	Long	2,102	9/3/2024	USD829,524	$(392)
3 Month SOFR Futures	Long	794	12/18/2024	188,218	(161)
3 Month SOFR Futures	Long	4,827	3/19/2025	1,146,775	(1,703)
3 Month SOFR Futures	Long	3,580	9/17/2025	854,277	615
3 Month SOFR Futures	Short	76	3/18/2026	(18,199)	(12)
2 Year U.S. Treasury Note Futures	Long	24,014	10/3/2024	4,891,727	(1,779)
5 Year U.S. Treasury Note Futures	Short	1,078	10/3/2024	(114,049)	(262)
10 Year U.S. Treasury Note Futures	Short	4,333	9/30/2024	(471,417)	621
10 Year Ultra U.S. Treasury Note Futures	Short	5,983	9/30/2024	(670,283)	4,235
20 Year U.S. Treasury Bond Futures	Short	209	9/30/2024	(24,257)	214
30 Year Ultra U.S. Treasury Bond Futures	Short	500	9/30/2024	(61,219)	379
					$1,755
Short-Term Bond Fund of America — Page 25 of 30

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.801%	Annual	SOFR	Annual	3/31/2025	USD29,982	$(117)	$—	$(117)
4.8155%	Annual	SOFR	Annual	3/31/2025	105,519	(400)	—	(400)
U.S. Urban CPI	At maturity	2.7525%	At maturity	4/15/2025	58,500	29	—	29
U.S. Urban CPI	At maturity	2.755%	At maturity	4/15/2025	58,543	27	—	27
SOFR	Annual	4.5495%	Annual	8/29/2025	92,704	594	—	594
SOFR	Annual	4.5305%	Annual	8/29/2025	30,000	199	—	199
4.74674%	Annual	SOFR	Annual	11/9/2025	424,700	(1,672)	—	(1,672)
4.7575%	Annual	SOFR	Annual	11/9/2025	604,100	(2,289)	—	(2,289)
4.75908%	Annual	SOFR	Annual	11/9/2025	671,200	(2,529)	—	(2,529)
4.4245%	Annual	SOFR	Annual	12/6/2025	52,280	(435)	—	(435)
4.8656%	Annual	SOFR	Annual	3/31/2026	157,513	44	—	44
4.26959%	Annual	SOFR	Annual	3/31/2026	72,300	(725)	—	(725)
4.28066%	Annual	SOFR	Annual	3/31/2026	74,500	(732)	—	(732)
3.379%	Annual	SOFR	Annual	3/17/2028	30,693	(316)	—	(316)
3.355%	Annual	SOFR	Annual	3/17/2028	30,900	(331)	—	(331)
3.7245%	Annual	SOFR	Annual	3/18/2028	27,822	(118)	—	(118)
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	(305)	—	(305)
SOFR	Annual	4.18799%	Annual	11/9/2033	99,300	(272)	—	(272)
SOFR	Annual	4.19658%	Annual	11/9/2033	158,800	(541)	—	(541)
SOFR	Annual	4.205%	Annual	11/9/2033	141,900	(575)	—	(575)
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	257	—	257
SOFR	Annual	3.8355%	Annual	12/7/2033	9,110	224	—	224
SOFR	Annual	3.3985%	Annual	3/17/2056	3,114	183	—	183
SOFR	Annual	3.413%	Annual	3/17/2056	3,100	174	—	174
SOFR	Annual	3.531%	Annual	3/18/2056	2,819	105	—	105
						$(9,521)	$—	$(9,521)
Investments in affiliates

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 12.05%
Money market investments 12.05%
Capital Group Central Cash Fund 5.36%[11]	$1,727,794	$3,432,862	$3,767,142	$89	$231	$1,393,834	$65,887
Short-Term Bond Fund of America — Page 26 of 30

unaudited
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9]	12/6/2022	$3,635	$3,632	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9]	12/6/2022	385	385	.00 [13]
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.47% 4/15/2027[3,4]	10/4/2022	6	6	.00 [13]
Total		$4,026	$4,023	.03%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,192,000, which represented .41% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Amount less than one thousand.
[6]	Purchased on a TBA basis.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,287,162,000, which represented 28.42% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Value determined using significant unobservable inputs.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,023,000, which represented .03% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 5/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.
Short-Term Bond Fund of America — Page 27 of 30

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $1,378,194,000. The average month-end notional amount of futures contracts while held was $7,878,688,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $1,551,311,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 28 of 30

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,168,224	$—	$4,168,224
Mortgage-backed obligations	—	2,938,662	—	2,938,662
Asset-backed obligations	—	2,366,210	4,017	2,370,227
Corporate bonds, notes & loans	—	978,269	—	978,269
Bonds & notes of governments & government agencies outside the U.S.	—	266,944	—	266,944
Municipals	—	20,309	—	20,309
Federal agency bonds & notes	—	12,490	—	12,490
Short-term securities	1,393,834	—	—	1,393,834
Options purchased on futures (equity style)	5,354	—	—	5,354
Total	$1,399,188	$10,751,108	$4,017	$12,154,313

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,064	$—	$—	$6,064
Unrealized appreciation on centrally cleared interest rate swaps	—	1,836	—	1,836
Liabilities:
Value of options written	(4,769)	—	—	(4,769)
Unrealized depreciation on futures contracts	(4,309)	—	—	(4,309)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,357)	—	(11,357)
Total	$(3,014)	$(9,521)	$—	$(12,535)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 29 of 30

unaudited

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CPI = Consumer Price Index
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-048-0724
Short-Term Bond Fund of America — Page 30 of 30